Scope of Consolidation and Summary of Material Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Scope of Consolidation and Summary of Material Accounting Policies
Schedule of consolidated subsidiaries

		Percentage of ownership
		As of June 30,	As of June 30,
Subsidiary	Location	2025	2026
Mytheresa Group GmbH (5)	Munich, Germany	100%	100%
Mytheresa SE (5)	Munich, Germany	100%	100%
Theresa Warenvertrieb GmbH (5)	Munich, Germany	100%	100%
mytheresa.com GmbH (5)	Munich, Germany	100%	100%
mytheresa.com Service GmbH (5)	Munich, Germany	100%	100%
mytheresa Business Information Consulting Co. Ltd.	Shanghai, China	100%	100%
Mytheresa US Services Inc.	Delaware, United States	100%	100%
Mytheresa International Services GmbH (1) (5)	Schkeuditz, Germany	100%	100%
Mytheresa APAC Services Limited (2)	Hong Kong, China	100%	100%
Mytheresa UK Services Ltd.(3)	London, United Kingdom	100%	100%
Mytheresa Spain Services S.L.U.(4)	Barcelona, Spain	100%	100%
YOOX NET-A-PORTER GROUP S.p.A. (6)(8)	Milan, Italy	100%	100%
YOOX K. K. (6)	Tokyo, Japan	100%	100%
YOOX Asia Ltd. (6)	Hong Kong, China	100%	100%
Largenta Ltd. (6)	London, United Kingdom	100%	100%
The Net-a-Porter Group Ltd. (6)	London, United Kingdom	100%	100%
YNAP Corporation (6)	New York, United States	100%	100%
Da Vinci Holdings Ltd. (6)	London, United Kingdom	100%	100%
Feng Mao Trading (Shanghai) Co. Ltd. (6)	Shanghai, China	100%	100%
The Net-a-Porter Asia Pacific Ltd. (6)	Hong Kong, China	100%	100%
Shouke Ltd. (6)	Hong Kong, China	100%	100%
YNAP Middle East Holding Ltd. (6)	London, United Kingdom	100%	100%
E-LUX Middle East Holding Ltd. (6)	Dubai, United Arab Emirates	100%	100%
YNAP Middle East General Trading LLC (6)	Dubai, United Arab Emirates	100%	100%
The Net a Porter Group Italy Holding S.r.l. (7)	Milan, Italy	N/A	100%
The Net a Porter Group Italy S.r.l. (7)	Milan, Italy	N/A	100%
(1)	Mytheresa International Services GmbH was founded in February 22, 2022.
(2)	Mytheresa APAC Services Limited was founded in February 28, 2022.
(3)	Mytheresa UK Services Ltd. was founded in May 13, 2022.
(4)	Mytheresa Spain Services S.L.U was founded in October 30, 2023.
(5)	LuxExperience B.V., located in Aschheim, Germany, prepares the consolidated financial statements for the smallest group of Group companies which are published in the Federal Gazette. In accordance with § 264 (3) HGB, these consolidated financial statements have an exempting effect for the subsidiaries Mytheresa SE, Mytheresa Group GmbH, Theresa Warenvertrieb GmbH, mytheresa.com GmbH, Mytheresa International Services GmbH and mytheresa.com Service GmbH, which are included in the consolidated financial statements. LuxExperience B.V., as sole shareholder, has agreed to the exemption. The parent company’s obligation to pay the obligations entered into by the subsidiaries up to the balance sheet date, which is necessary for the exemption, is given by the agreed control and profit and loss transfer agreements. LuxExperience B.V. will assume the other conditions, in particular the obligation to publish the consolidated financial statements.
(6)	Subsidiaries related to the acquisition of YNAP Group on April 23, 2025.
(7)	The Net a Porter Group Italy Holding S.r.l. and The Net a Porter Group Italy S.r.l. were founded on December 23, 2025.
(8)	YOOX NET-A-PORTER GROUP S.p.A. was subsequently renamed to YOOX S.p.A on July 1, 2026.

Summary of estimated useful lives of property and equipment

Asset type	Estimated useful life
Construction in progress	—
Leasehold improvements	over the period of the lease
Other fixed assets and office equipment	3 - 15 years

Summary of new and revised standards and interpretations applied for the first time in the financial year

New and Revised standards
Classification of Liabilities as Current or Non-current, and Non-current Liabilities with Covenants (Amendments to IAS 1, Presentation of Financial Statements)
Lease Liability in a Sale-and-Leaseback (Amendments to IFRS 16, Leases)
Supplier Finance Arrangements (Amendment to IAS 7, Statement of Cash Flows and IFRS 7, Financial Instruments: Disclosures)
Lack of Exchangeability (Amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates)

Summary of applicable issued but not yet effective accounting standards and amendments

Revised standard	Effective date

Classification and Measurement of Financial Instruments, and Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures)

January 1, 2026
Annual Improvements to IFRS Accounting Standards (Volume 11)	January 1, 2026
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027